1
Gabelli SRI Fund, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94 .5%
Automotive — 3 .4%
6,191 Daimler Truck Holding AG ......................... $ 296,754
1,965 Mercedes-Benz Group AG ......................... 118,990
1,400 Toyota Motor Corp. , ADR .......................... 288,526
704,270
Automotive: Parts and Accessories — 1 .0%
3,000 Dana Inc. ................................................. 100,950
1,000 Genuine Parts Co. ..................................... 105,750
206,700
Beverage — 0 .5%
1,325 The Coca-Cola Co. .................................... 100,766
Broadcasting — 0 .4%
2,580 Versant Media Group Inc. ......................... 95,512
Building and Construction — 4 .5%
1,500 Arcosa Inc. ............................................... 159,210
27,050 Canfor Corp. † ........................................... 266,786
570 Cavco Industries Inc. † .............................. 276,045
1,500 Champion Homes Inc. † ............................ 111,555
615 Johnson Controls International plc ............ 80,534
490 Lennar Corp. , Cl. A ................................... 42,552
936,682
Business Services — 1 .6%
160 Mastercard Inc. , Cl. A ............................... 79,946
800 UL Solutions Inc. , Cl. A ............................. 68,568
600 Visa Inc. , Cl. A .......................................... 181,344
329,858
Cable and Satellite — 0 .8%
5,650 Comcast Corp. , Cl. A ................................ 162,212
Computer Hardware — 1 .4%
685 Apple Inc. ................................................ 173,846
475 International Business Machines Corp. ...... 115,135
288,981
Computer Software and Services — 3 .5%
990 Alphabet Inc. , Cl. A ................................... 284,684
1,430 Cisco Systems Inc. ................................... 110,954
395 Microsoft Corp. ........................................ 146,217
420 Oracle Corp. ............................................. 61,786
430 Palo Alto Networks Inc. † .......................... 68,938
365 Snowflake Inc. , Cl. A † ............................... 55,049
727,628
Consumer Products — 5 .2%
2,000 Church & Dwight Co. Inc. ......................... 186,640
680 Kimberly-Clark Corp. ................................ 65,600
26,350 Sony Group Corp. , ADR ............................ 545,445
4,000 Spectrum Brands Holdings Inc. ................ 294,800
1,092,485
Shares
Market
Value
Consumer Services — 2 .2%
525 Amazon.com Inc. † ................................... $ 109,342
6,000 API Group Corp. † ..................................... 243,120
3,500 Resideo Technologies Inc. † ...................... 117,985
470,447
Diversified Industrial — 3 .8%
6,000 ABB Ltd. , ADR .......................................... 482,880
235 Eaton Corp. plc ......................................... 84,053
500 Flex Ltd. † ................................................. 32,730
750 Komatsu Ltd. , ADR ................................... 29,445
900 Otis Worldwide Corp. ............................... 69,372
240 Rockwell Automation Inc. ......................... 86,131
784,611
Energy and Utilities — 3 .5%
5,500 NextEra Energy Inc. .................................. 510,840
1,740 RWE AG ................................................... 116,005
1,060 Sempra .................................................... 103,000
729,845
Entertainment — 3 .9%
7,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 298,900
1,340 Madison Square Garden Sports Corp. † ..... 430,676
865 The Walt Disney Co. ................................. 83,369
812,945
Environmental Services — 4 .1%
650 Ecolab Inc. ............................................... 172,913
2,000 Waste Connections Inc. ............................ 324,880
1,570 Waste Management Inc. ........................... 360,770
858,563
Equipment and Supplies — 3 .1%
900 Federal Signal Corp. ................................. 97,326
235 FedEx Corp. .............................................. 83,702
10,000 Mueller Water Products Inc. , Cl. A ............. 274,900
97 Parker-Hannifin Corp. ............................... 86,838
250 Valmont Industries Inc. ............................. 99,893
642,659
Financial Services — 29 .6%
22,730 Aegon Ltd. ............................................... 163,625
4,435 Ally Financial Inc. ..................................... 173,985
1,250 American Express Co. ............................... 378,100
800 Axis Capital Holdings Ltd. ......................... 81,128
6,700 Banco Bilbao Vizcaya Argentaria SA .......... 141,332
12,000 Barclays plc .............................................. 61,857
1,920 Capital One Financial Corp. ....................... 350,266
220 Chubb Ltd. ............................................... 71,705
3,540 Citigroup Inc. ........................................... 401,471
5,375 Commerzbank AG .................................... 191,289
4,296 Credit Agricole SA .................................... 79,101
30,600 Daiwa Securities Group Inc. ...................... 281,503
251 Diamond Hill Investment Group Inc. .......... 43,197
4,000 First American Financial Corp. ................... 241,160

Gabelli SRI Fund, Inc.
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
175 First Citizens BancShares Inc. , Cl. A .......... $ 329,816
8,067 Flushing Financial Corp. ............................ 123,909
6,700 ING Groep NV .......................................... 171,185
3,725 ING Groep NV , ADR .................................. 97,036
385 Intercontinental Exchange Inc. .................. 60,553
1,150 Janus Henderson Group plc ...................... 59,075
2,600 Moelis & Co. , Cl. A ................................... 148,200
505 Morgan Stanley ........................................ 83,108
960 Nasdaq Inc. .............................................. 81,494
20,400 NatWest Group plc ................................... 149,372
3,226 NN Group NV ........................................... 250,051
3,370 Old Republic International Corp. ............... 134,463
800 S&P Global Inc. ........................................ 340,272
2,950 Shinhan Financial Group Co. Ltd. , ADR ..... 180,894
2,600 Sony Financial Group Inc. , ADR † .............. 11,726
10,500 Standard Chartered plc ............................. 216,111
2,550 State Street Corp. ..................................... 322,728
2,450 The Bank of New York Mellon Corp. .......... 290,643
860 The Charles Schwab Corp. ........................ 80,823
5,925 TrustCo Bank Corp. NY ............................. 259,397
1,850 Webster Financial Corp. ............................ 128,427
6,179,002
Food — 4 .9%
14,000 BellRing Brands Inc. † ............................... 225,260
4,500 Mondelēz International Inc. , Cl. A .............. 259,380
3,950 Nestlé SA ................................................. 387,392
300 PepsiCo Inc. ............................................. 46,587
5,000 The Campbell's Company ......................... 111,350
1,029,969
Health Care — 4 .0%
89 Eli Lilly & Co. ........................................... 81,860
135 HCA Healthcare Inc. .................................. 63,887
2,000 Henry Schein Inc. † ................................... 147,400
700 Medline Inc. , Cl. A † .................................. 31,150
925 Merck & Co. Inc. ...................................... 111,268
8,500 Niagen Bioscience Inc. † ............................ 37,485
117 Regeneron Pharmaceuticals Inc. ............... 90,399
1,415 Royalty Pharma plc , Cl. A ......................... 67,878
875 Solventum Corp. † .................................... 57,137
340 The Cigna Group ...................................... 90,695
145 Vertex Pharmaceuticals Inc. † .................... 64,748
843,907
Machinery — 6 .4%
3,050 Atlas Copco AB , ADR ................................ 53,711
120 Caterpillar Inc. .......................................... 85,015
49,875 CNH Industrial NV .................................... 548,625
5,515 Xylem Inc. ................................................ 659,042
1,346,393
Shares
Market
Value
Real Estate — 0 .4%
400 Prologis Inc. , REIT ................................... $ 52,872
1,000 Weyerhaeuser Co. , REIT ........................... 24,430
77,302
Retail — 2 .0%
565 Herc Holdings Inc. .................................... 56,246
1,225 Lowe's Companies Inc. ............................. 289,443
445 The TJX Companies Inc. ........................... 71,066
416,755
Semiconductors — 3 .6%
237 Advanced Micro Devices Inc. † .................. 48,213
285 Broadcom Inc. ......................................... 88,210
975 Infineon Technologies AG ......................... 42,824
360 Lam Research Corp. ................................. 76,918
750 NVIDIA Corp. ........................................... 130,800
430 Qnity Electronics Inc. ................................ 49,614
1,595 Texas Instruments Inc. ............................. 309,653
746,232
Specialty Chemicals — 0 .4%
300 Air Products and Chemicals Inc. ............... 87,147
Transportation — 0 .3%
230 Union Pacific Corp. ................................... 55,803
TOTAL COMMON STOCKS ........................ 19,726,674
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 5 .5%
$ 1,160,000 U.S. Treasury Bills,
3.545 % to 3.651% †† ,
04/02/26 to 07/02/26 ............................ 1,154,753
TOTAL INVESTMENTS — 100.0%
(Cost $ 13,200,188 ) ............................... $ 20,881,427
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust